Disclosure of Detailed Information About Fair Value of Convertible Debentures (Details) - $ / shares	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
2019 series [member]
IfrsStatementLineItems [Line Items]
Share price	$ 8.42	$ 11.65
Conversion price	7.50	7.50
Warrant exercise price	$ 7.50	$ 7.50
Interest rate	6.00%	6.00%
Expected volatility	90.00%	179.00%
Risk-free interest rate		0.25%
Exchange rate	0.7947	0.7651
Expected dividend yield	0.00%	0.00%
2019 series [member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Expected term	10 months 6 days	1 year 10 months 6 days
Risk-free interest rate	0.25%
2019 series [member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Expected term	11 months 8 days	1 year 11 months 8 days
Risk-free interest rate	0.26%
2020 Series [member]
IfrsStatementLineItems [Line Items]
Share price	$ 6.66	$ 8.92
Conversion price	$ 8.90
Expected volatility	90.00%	200.00%
Risk-free interest rate	10.00%	14.00%
Expected dividend yield	0.00%	0.00%
2020 Series [member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Conversion price		$ 7.50
Expected term		1 year 11 months 19 days
Interest rate		5.00%
2020 Series [member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Conversion price		$ 9.50
Expected term		1 year 11 months 23 days
Interest rate		10.00%
EB CD [member]
IfrsStatementLineItems [Line Items]
Share price	$ 6.66
Conversion price	10.25
Warrant exercise price	$ 15.00
Expected term	1 year 3 months 3 days
Interest rate	10.00%
Expected volatility	90.00%
Risk-free interest rate	0.30%
Expected dividend yield	0.00%